Share Price (Details)	Apr. 01, 2025 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 7.7
Class I [Member]
Share Price [Line Items]
Share Price	7.18
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 7.23